Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) - 12 months ended Dec. 31, 2019 shares in Thousands, R$ in Millions, $ in Millions	USD ($) shares	BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	last sixty trading days	last sixty trading days
Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 03, 2015	March 03, 2015
Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2016	March 10, 2016
Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 09, 2016	June 09, 2016
Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 25, 2016	August 25, 2016
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 24, 2017	August 24, 2017
Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2018	April 12, 2018
Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2019	March 12, 2019
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 147.8
Amount of virtual stock	6,977,316	6,977,316
Restricted virtual shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.2
Amount of virtual stock	1,237,090	1,237,090
Restricted virtual shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 31.1
Amount of virtual stock	1,095,720	1,095,720
Restricted virtual shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1
Amount of virtual stock	55,994	55,994
Restricted virtual shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1
Amount of virtual stock	70,978	70,978
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.5
Amount of virtual stock	1,930,350	1,930,350
Restricted virtual shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 35.2
Amount of virtual stock	1,622,986	1,622,986
Restricted virtual shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 18.6
Amount of virtual stock	964,198	964,198
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	4,002,315	4,002,315
Fair value of shares | R$		R$ 75.7
Virtual performance shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	650,178	650,178
Fair value of shares | R$		R$ 12.3
Virtual performance shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	685,272	685,272
Fair value of shares | R$		R$ 13.0
Virtual performance shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	43,325	43,325
Fair value of shares | R$		R$ 0.8
Virtual performance shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	59,172	59,172
Fair value of shares | R$		R$ 1.1
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,535,154	1,535,154
Fair value of shares | R$		R$ 29.1
Virtual performance shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	794,616	794,616
Fair value of shares | R$		R$ 15.0
Virtual performance shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	234,598	234,598
Fair value of shares | R$		R$ 4.4